Commitments and Contingencies (Details)					6 Months Ended
	Dec. 11, 2024 CNY (¥)	Sep. 05, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Jun. 03, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses					¥ 26,577
Promotion service fees					13,257,049
Due payment	¥ 2,370,484
Brokerage commission fees					¥ 144,964,797	$ 19,860,096	¥ 75,354,494
Return payments		¥ 4,500,000
Penalty fees		¥ 65,126
Guangdong Zhongkang Yongdao Insurance Brokerage Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Brokerage commission fees			¥ 1,400,000
Service Fees [Member] | Shanghai Chenxi Technology Group Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses			14,200,000
Penalty [Member] | Shanghai Chenxi Technology Group Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses			10,883
Penalty [Member] | Guangdong Zhongkang Yongdao Insurance Brokerage Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses			¥ 9,690
Medical Expenses [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses				¥ 1,400,000